Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 92,915,000
Previously Paid Amount	0.00
Total Fee Amount	14,225.29
Total Offset Amount	0.00
Net Fee	14,225.29
Narrative - Max Aggregate Offering Price	$ 92,915,000
Final Prospectus	true